Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 6,847,376	₩ 6,951,971
Cash flows	112,632	(217,061)
Changes in Accounting Policy	807,233
Newly acquired	256,871	61,187
Exchange difference	6,435	10,277
Fair value change	(31,456)	32,390
Scope changes		15,000
Other changes	(9,565)	(6,388)
Ending	7,989,526	6,847,376
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	6,648,294	6,683,662
Cash flows	574,175	(139,715)
Exchange difference	64,398	70,095
Scope changes		15,000
Other changes	12,000	19,252
Ending	7,298,867	6,648,294
Financial lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	163,858	176,878
Cash flows	(485,444)	(73,885)
Changes in Accounting Policy	807,233
Newly acquired	256,871	61,187
Other changes	(13,379)	(322)
Ending	729,139	163,858
Derivative assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	(29,843)	(7,389)
Cash flows	33,635	11,126
Exchange difference	(53,729)	(22,474)
Fair value change	(11,398)	(3,419)
Other changes	2,759	(7,687)
Ending	(58,576)	(29,843)
Derivative liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	65,067	98,820
Cash flows	(9,734)	(14,587)
Exchange difference	(4,234)	(37,344)
Fair value change	(20,058)	35,809
Other changes	(10,945)	(17,631)
Ending	₩ 20,096	₩ 65,067